Construction In Progress (Details) - USD ($)	Sep. 30, 2019	Mar. 31, 2019
Construction in progress	$ 180,000	$ 649,235
Retail outlet [Member]
Construction in progress	180,000
Factory [Member]
Construction in progress		129,453
Workshop [Member]
Construction in progress		$ 519,782